Shareholder's Equity	12 Months Ended
Dec. 31, 2012
Shareholder's Equity
Shareholder's Equity

10.                   Shareholder’s Equity

Common Stock

The Company has authorized and issued 1,000 shares of common stock with a par value of $0.01 per share.

Accumulated Other Comprehensive Loss

	December 31,	December 31,
(in thousands)	2012	2011
Unrealized loss on minimum pension liability adjustment, net of tax	$(9,086)	$(8,940)
Unrealized loss on cash flow hedge, net of tax	—	(2,887)
Accumulated Other Comprehensive Loss	$(9,086)	$(11,827)